INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount
Tax expenses at statutory rate			$ 6,060	$ 5,957	$ 5,195
Tax exempt interest income			(1,638)	(1,582)	(1,598)
Net earnings on bank-owned life insurance			(148)	(132)	(207)
ESOP dividend			(314)	(296)	(109)
Other items			54	59	135
Total	$ 1,276	$ 1,178	$ 4,014	$ 4,006	$ 3,416
Provision at statutory rate			34.00%	34.00%	34.00%